TRADING SECURITIES	12 Months Ended
Dec. 31, 2011
TRADING SECURITIES
5.	TRADING SECURITIES

The Company from time to time invests in publicly traded equity and debt securities in China's stock market, and accounts such investments as trading securities. The Company recognized gain related to trading securities of $206,945, $883,285 and $85,561 in the statements of operations for the years ended December 31, 2009, 2010 and 2011, respectively. The fair value of trading securities is determined based on the quoted market price of the securities which is a Level 1 fair value measurement. The Company held trading securities in amounts of $20,276 and $7,754,630 as of December 31, 2010 and 2011, respectively.